Subsequent events	12 Months Ended
Dec. 31, 2024
Subsequent events
Subsequent events

19.Subsequent events

Subsequent to the year ended December 31, 2024, the Company:

a)	issued 233,000 common shares for exercise of pre-funded warrants; and
b)	issued 73,871 common shares in an at-the-market offering for net proceeds of $109,666.